Assumptions for Stock Options and Employee SARs (Detail) (Stock Option Program and Stock Appreciation Right Program)	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected volatility		31.00%	32.00%
Dividend yield	1.17%	1.01%	0.73%
Risk-free rate			3.40%
Expected term (in years)			8 years
Lower Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected volatility	30.00%
Risk-free rate	1.80%	1.70%
Expected term (in years)	8 years	8 years
Upper Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected volatility	31.00%
Risk-free rate	1.90%	2.00%
Expected term (in years)	10 years	10 years